Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]	FAIR VALUE MEASUREMENTS
In accordance with the provisions of ASC 820, the following tables provide the valuation hierarchy classification of assets and liabilities that are carried at fair value and measured on a recurring and nonrecurring basis in our Consolidated Balance Sheet as of December 31, 2019 and 2018:

	December 31, 2019
(dollars in millions)	Total	Level 1	Level 2	Level 3
Recurring fair value measurements:
Available-for-sale securities	$57	$57	$—	$—
Derivative assets	56	—	56	—
Derivative liabilities	(287)	—	(287)	—

	December 31, 2018
(dollars in millions)	Total	Level 1	Level 2	Level 3
Recurring fair value measurements:
Available-for-sale securities	$51	$51	$—	$—
Derivative assets	85	—	85	—
Derivative liabilities	(286)	—	(286)	—
Valuation Techniques. Our available-for-sale securities include equity investments that are traded in active markets, either domestically or internationally, and are measured at fair value using closing stock prices from active markets. Our derivative assets and liabilities include foreign exchange contracts that are measured at fair value using internal models based on observable market inputs such as forward rates, interest rates, our own credit risk and our counterparties' credit risks. As of December 31, 2019, there were no significant transfers in or out of Level 1 or Level 2.
As of December 31, 2019, there has not been any significant impact to the fair value of our derivative liabilities due to our own credit risk. Similarly, there has not been any significant adverse impact to our derivative assets based on our evaluation of our counterparties' credit risks.
The following table provides carrying amounts and fair values of financial instruments that are not carried at fair value in our Consolidated Balance Sheet at December 31, 2019 and 2018:

	December 31, 2019		December 31, 2018
(dollars in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term receivables	$344	$347	$334	$314
Customer financing notes receivable	283	283	272	265
Short-term borrowings	(2,364)	(2,364)	(1,469)	(1,469)
Long-term debt (excluding finance leases)	(41,199)	(46,202)	(43,996)	(44,003)
Long-term liabilities	(336)	(322)	(508)	(467)
The following table provides the valuation hierarchy classification of assets and liabilities that are not carried at fair value in our Consolidated Balance Sheet as of December 31, 2019 and 2018:

	December 31, 2019
(dollars in millions)	Total	Level 1	Level 2	Level 3
Long-term receivables	$347	$—	$347	$—
Customer financing notes receivable	283	—	283	—
Short-term borrowings	(2,364)	—	—	(2,364)
Long-term debt (excluding finance leases)	(46,202)	—	(45,802)	(400)
Long-term liabilities	(322)	—	(322)	—

	December 31, 2018
(dollars in millions)	Total	Level 1	Level 2	Level 3
Long-term receivables	$314	$—	$314	$—
Customer financing notes receivable	265	—	265	—
Short-term borrowings	(1,469)	—	(1,258)	(211)
Long-term debt (excluding finance leases)	(44,003)	—	(43,620)	(383)
Long-term liabilities	(467)	—	(467)	—